Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000828475
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC (Prospectus Summary) | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC (Prospectus Summary) | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC (Prospectus Summary) | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNMIX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC (Prospectus Summary) | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DZNJX